Lease Commitments, Rent Expense, and Contingent Liabilities Sales Recourse Obligations (Details) request in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) loan request	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($) loan
Loss Contingencies [Line Items]
Number of loans repurchased under recourse agreement | loan	13	9	20
Payments to repurchase financing receivables	$ 1	$ 1	$ 3
Material recourse requests with loss exposure not expected to be covered by reserve | request	0
Balance at beginning of period	$ 24	5	5
Recourse losses	(2)	0	0
Provision for recourse obligations, net of recoveries	(7)	19	0
Balance at end of period	$ 15	24	$ 5
Real Estate Loan
Loss Contingencies [Line Items]
Reserve for sale recourse obligations related to finance receivables sold		$ 22